ACCUMULATED LOSSES AND RESERVES	12 Months Ended
Jun. 30, 2019
Accumulated Losses And Reserves [Abstract]
Accumulated Losses and Reserves
14.	ACCUMULATED LOSSES AND RESERVES

(a)	Movements in accumulated losses were as follows:

	2019		2018
Balance 1 July	A$	(148,592,879)	A$	(132,218,352)
Net loss attributable to owners of Avita Medical Limited		(35,160,227)		(16,519,155)
Transfer from expired / lapsed options		—		141,188
Forfeited options		—		3,440

Balance 30 June	A$	(183,753,106)	A$	(148,592,879)

(b)	Nature and purpose of reserves
Employee equity benefits reserve
The employee equity benefits reserve is used to record the value of share-based payments provided to employees, including Key Management Personnel, as part of their remuneration. Refer to note 17 for further details of these plans.
Foreign currency translation reserve
The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries.